UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C.  20549


Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  9/30/2011
Check here if Amendment [  ]; Amendment Number:  ______
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: 		Birinyi Associates Inc
Address: 	PO Box 711
		Westport, CT 06880

Form 13F File Number:  28-0 4573

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: Jeffrey Rubin
Title: Director of Research
Phone: 203-341-0833
Signature, Place, and Date of Signing:

[X] 13F HOLDINGS REPORT.
(Check here if all holdings of this reporting
manager are reported in this report.)
[ ] 13F NOTICE.
(Check here if no holdings reported are in this report,
and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT.
(Check here if a portion of the holdings for this
reporting manager are reported in this
report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name 28-__________________ __________________
[Repeat as necessary.]
FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 	0
Form 13F Information Table Entry Total: _____________________
Form 13F Information Table Value Total: 	$139,366
 (thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state NONE and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28-________________________ ______________________________________
[Repeat as necessary.]

Column 1	Column 2	Column 3	Column 4	Column 5			Column 6	Column 8
Name	Title	CUSIP	Value	Shrs or	SH/PRN	Put/Call	Investment	Voting auth
of Issuer	of class		(x $1000)	prn amt			discretion	Sole	Shared	None
Abercrombie & Fitch Co	Common Stock	002896207	$425	"6,900"			SOLE	"6,900"
Altria Group Inc	Common Stock	02209S103	"$1,182"	"44,075"			SOLE	"44,075"
Amazon.com Inc	Common Stock	023135106	"$2,649"	"12,250"			SOLE	"12,250"
American Express Co	Common Stock	025816109	$954	"21,250"			SOLE	"21,250"
Amgen Inc	Common Stock	031162100	$320	"5,827"			SOLE	"5,827"
Annaly Cap Mgmt	REIT	035710409	"$1,023"	"61,500"			SOLE	"61,500"
Apple Inc	Common Stock	037833100	"$16,769"	"43,975"			SOLE	"43,975"
AutoZone Inc	Common Stock	053332102	$766	"2,400"			SOLE	"2,400"
B&G Foods Inc	Common Stock	05508R106	$650	"38,950"			SOLE	"38,950"
Baidu Inc/China	ADR	056752108	"$2,202"	"20,600"			SOLE	"20,600"
Bank of America Corp	Common Stock	060505104	$61	"10,000"			SOLE	"10,000"
Barrick Gold Corp	Common Stock	067901108	$338	"7,250"			SOLE	"7,250"
BlackRock Inc	Common Stock	09247X101	$444	"3,000"			SOLE	"3,000"
Boeing Co/The	Common Stock	097023105	$424	"7,000"			SOLE	"7,000"
BPPrudhoe Royalty Tr	Royalty Trst	055630107	"$1,537"	"14,590"			SOLE	"14,590"
Caterpillar Inc	Common Stock	149123101	"$2,315"	"31,351"			SOLE	"31,351"
Chevron Corp	Common Stock	166764100	"$2,081"	"22,479"			SOLE	"22,479"
Chipotle Mex Grill	Common Stock	169656105	"$3,438"	"11,350"			SOLE	"11,350"
Chubb Corp/The	Common Stock	171232101	$336	"5,604"			SOLE	"5,604"
CME Group Inc	Common Stock	12572Q105	$444	"1,800"			SOLE	"1,800"
Coca-Cola Co/The	Common Stock	191216100	$236	"3,500"			SOLE	"3,500"
Compass Diversified Holdings	Ltd Part	20451Q104	$689	"56,549"			SOLE	"56,549"
Con Edison Inc	Common Stock	209115104	"$1,689"	"29,625"			SOLE	"29,625"
Cummins Inc	Common Stock	231021106	"$1,078"	"13,200"			SOLE	"13,200"
Enerplus Corp	Common Stock	292766102	"$3,704"	"150,950"			SOLE	"150,950"
Exxon Mobil Corp	Common Stock	30231G102	"$1,053"	"14,500"			SOLE	"14,500"
Freeport-McMoRan Inc	Common Stock	35671D857	$492	"16,150"			SOLE	"16,150"
General Electric Co	Common Stock	369604103	"$2,483"	"163,150"			SOLE	"163,150"
Goldman Sachs Gp Inc	Common Stock	38141G104	$979	"10,350"			SOLE	"10,350"
Google Inc	Common Stock	38259P508	"$8,567"	"16,634"			SOLE	"16,634"
IBM Corp	Common Stock	459200101	"$6,487"	"37,098"			SOLE	"37,098"
Intuitive Surgical Inc	Common Stock	46120E602	$200	550			SOLE	550
Kraft Foods Inc	Common Stock	50075N104	$376	"11,197"			SOLE	"11,197"
Las Vegas Sands Corp	Common Stock	517834107	$204	"5,320"			SOLE	"5,320"
Lorillard Inc	Common Stock	544147101	$304	"2,750"			SOLE	"2,750"
Mastercard Inc	Common Stock	57636Q104	"$3,251"	"10,250"			SOLE	"10,250"
McDonald's Corp	Common Stock	580135101	"$6,525"	"74,303"			SOLE	"74,303"
Microsoft Corp	Common Stock	594918104	$630	"25,300"			SOLE	"25,300"
News Corp	Common Stock	65248E104	$387	"25,000"			SOLE	"25,000"
Oil Services Holders Trust	ETP	678002106	"$4,461"	"43,300"			SOLE	"43,300"
People's United Fin Inc	Common Stock	712704105	$126	"11,092"			SOLE	"11,092"
Philip Morris Intl	Common Stock	718172109	"$1,647"	"26,400"			SOLE	"26,400"
priceline.com Inc	Common Stock	741503403	"$5,326"	"11,850"			SOLE	"11,850"
Procter & Gamble Co	Common Stock	742718109	"$1,712"	"27,100"			SOLE	"27,100"
Ralph Lauren Corp	Common Stock	751212101	$629	"4,850"			SOLE	"4,850"
Rydex S&P Equal Weight ETF	ETP	78355W106	$228	"5,500"			SOLE	"5,500"
Salesforce.com Inc	Common Stock	79466L302	$709	"6,200"			SOLE	"6,200"
Schlumberger Ltd	Common Stock	806857108	"$1,389"	"23,250"			SOLE	"23,250"
SPDR DJIA ETF Trust	ETP	78467X109	"$4,760"	"43,700"			SOLE	"43,700"
SPDR Gold Shares	ETP	78463V107	$300	"1,900"			SOLE	"1,900"
SPDR S&P 500 ETF Trust	ETP	78462F103	"$29,181"	"257,900"			SOLE	"257,900"
Tiffany & Co	Common Stock	886547108	$262	"4,300"			SOLE	"4,300"
Unilever NV	NY Reg Shrs	904784709	"$2,867"	"91,038"			SOLE	"91,038"
United Technologies Corp	Common Stock	913017109	$830	"11,800"			SOLE	"11,800"
Verizon Comm Inc	Common Stock	92343V104	"$3,940"	"107,052"			SOLE	"107,052"
Wal-Mart Stores Inc	Common Stock	931142103	"$1,012"	"19,500"			SOLE	"19,500"
Wells Fargo & Co	Common Stock	949746101	$478	"19,803"			SOLE	"19,803"
Windstream Corp	Common Stock	97381W104	$384	"33,000"			SOLE	"33,000"
Wynn Resorts Ltd	Common Stock	983134107	"$1,433"	"12,449"			SOLE	"12,449"